Finance Receivables and Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	6 years
Equipment Leased to Customers
Leases Disclosure [Line Items]
Property, plant and equipment lease	113,997	¥ 103,403
Accumulated depreciation on property, plant and equipment lease	87,338	¥ 78,821